COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Feb. 20, 2025	Oct. 29, 2024	Sep. 30, 2025	Dec. 31, 2023	Dec. 31, 2024
Legal contingencies			$ 0	$ 0	$ 0
Prepaid expense and other assets current			$ 690,767	$ 333,756	$ 681,450
Common Stock [Member]
Shares issued	157,000	140,064	1,488,096	9,120
Prepaid expense and other assets current	$ 239,425	$ 329,430